Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Operating segment data
Aeronautical revenues	$ 257,863	$ 5,277,728	$ 2,942,558	$ 5,752,662
Non-aeronautical revenues	80,782	1,653,379	1,171,039	1,819,605
Construction services revenues	87,403	1,788,903	1,253,869	954,834
Depreciation and amortization	23,805	487,230	435,344	415,252
Operating income	200,828	4,110,389	1,721,468	4,855,306
Assets per segment	1,118,332		18,191,580	17,276,961	$ 22,889,141
Liabilities per segment	569,247		7,365,333	7,389,466	11,650,909
Capital investments			1,401,483	1,048,925	2,117,178
Investment in airport concessions	$ 570,703		10,229,656	9,267,111	11,680,684
Operating segments
Operating segment data
Aeronautical revenues		5,326,515	2,966,361	5,769,565
Non-aeronautical revenues		5,330,118	3,665,471	7,220,120
Construction services revenues		1,803,826	1,280,338	1,001,356
Depreciation and amortization		487,230	443,925	415,252
Operating income		5,425,577	2,485,164	6,037,186
Assets per segment			35,263,499	32,994,471	45,135,646
Liabilities per segment			11,087,689	10,516,331	16,539,503
Capital investments			1,430,117	1,095,447	2,132,101
Investment in airport concessions			10,356,663	9,369,514	11,822,612
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		2,371,178	1,278,255	2,641,052
Non-aeronautical revenues		551,744	479,322	726,685
Construction services revenues		908,960	802,470	323,035
Depreciation and amortization		142,152	122,507	111,020
Operating income		505,076	445,952	473,615
Assets per segment			6,479,365	5,715,147	9,851,832
Liabilities per segment			1,367,347	941,349	2,328,736
Capital investments			823,103	331,393	1,013,223
Investment in airport concessions			3,870,329	3,168,968	4,656,916
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		196,631	117,218	227,954
Non-aeronautical revenues		33,250	27,159	40,241
Construction services revenues		44,088	29,409	63,102
Depreciation and amortization		45,693	44,780	43,286
Operating income		41,484	21,587	53,812
Assets per segment			1,414,504	1,419,091	1,610,833
Liabilities per segment			449,606	452,731	475,820
Capital investments			29,561	63,333	52,188
Investment in airport concessions			1,257,321	1,269,386	1,259,100
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		317,004	211,184	321,313
Non-aeronautical revenues		46,368	37,431	52,857
Construction services revenues		45,625	24,704	34,573
Depreciation and amortization		19,254	18,699	17,514
Operating income		57,049	63,103	52,626
Assets per segment			1,358,969	1,261,473	1,472,456
Liabilities per segment			162,731	153,667	182,768
Capital investments			24,747	34,573	54,387
Investment in airport concessions			548,185	541,430	575,299
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		137,018	98,645	191,512
Non-aeronautical revenues		22,127	18,360	25,596
Construction services revenues		129,957	45,984	22,876
Depreciation and amortization		20,058	19,091	18,660
Operating income		26,664	12,961	43,614
Assets per segment			623,522	605,929	773,651
Liabilities per segment			130,925	122,048	213,664
Capital investments			45,984	22,876	130,553
Investment in airport concessions			553,611	524,549	665,716
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		419,027	215,728	411,393
Non-aeronautical revenues		48,531	46,049	67,021
Construction services revenues		63,456	30,679	124,701
Depreciation and amortization		26,384	25,274	17,974
Operating income		79,271	50,038	67,379
Assets per segment			942,529	888,950	1,156,808
Liabilities per segment			172,428	157,533	311,608
Capital investments			32,225	135,394	64,277
Investment in airport concessions			707,619	699,711	747,296
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		573,506	359,562	617,979
Non-aeronautical revenues		57,560	51,732	66,286
Construction services revenues		91,262	68,142	68,960
Depreciation and amortization		22,442	20,887	18,658
Operating income		109,180	92,341	96,278
Assets per segment			1,176,640	1,021,410	1,291,889
Liabilities per segment			208,282	140,294	218,694
Capital investments			68,142	69,834	93,664
Investment in airport concessions			628,208	579,084	698,863
Operating segments | Durango
Operating segment data
Aeronautical revenues		155,408	79,515	150,130
Non-aeronautical revenues		14,536	11,083	13,433
Construction services revenues		35,600	50,203	36,677
Depreciation and amortization		10,082	8,259	7,537
Operating income		31,170	10,220	23,014
Assets per segment			361,233	329,251	433,110
Liabilities per segment			130,170	104,720	178,875
Capital investments			50,534	36,677	37,840
Investment in airport concessions			253,402	210,111	280,275
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		192,712	108,045	174,340
Non-aeronautical revenues		38,345	28,508	35,631
Construction services revenues		67,399	58,189	110,743
Depreciation and amortization		24,150	21,569	12,857
Operating income		35,288	34,648	27,938
Assets per segment			764,159	736,196	975,174
Liabilities per segment			507,738	470,919	592,318
Capital investments			58,189	110,743	69,963
Investment in airport concessions			677,976	639,981	722,596
Operating segments | Tampico
Operating segment data
Aeronautical revenues		133,178	74,330	197,160
Non-aeronautical revenues		20,054	17,414	28,057
Construction services revenues		130,162	67,530	61,823
Depreciation and amortization		12,083	9,920	9,218
Operating income		21,775	10,157	31,808
Assets per segment			459,542	424,573	607,634
Liabilities per segment			173,952	143,603	263,087
Capital investments			67,530	61,823	133,222
Investment in airport concessions			385,514	326,939	504,349
Operating segments | Torreon
Operating segment data
Aeronautical revenues		175,268	94,892	201,446
Non-aeronautical revenues		24,450	17,425	23,683
Construction services revenues		28,802	12,233	18,343
Depreciation and amortization		10,811	10,605	9,883
Operating income		32,917	23,661	31,658
Assets per segment			427,761	394,575	455,251
Liabilities per segment			145,686	129,541	150,071
Capital investments			12,233	18,639	130,982
Investment in airport concessions			288,688	285,823	307,785
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		132,427	71,292	141,500
Non-aeronautical revenues		14,996	10,512	13,945
Construction services revenues		18,318	7,480	6,842
Depreciation and amortization		8,419	8,024	7,813
Operating income		21,138	20,756	31,135
Assets per segment			278,600	276,150	304,253
Liabilities per segment			104,243	113,357	119,919
Capital investments			7,480	6,842	38,291
Investment in airport concessions			212,775	212,224	223,770
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		403,208	199,685	380,271
Non-aeronautical revenues		36,148	37,736	55,990
Construction services revenues		165,532	27,949	17,650
Depreciation and amortization		15,201	12,717	11,799
Operating income		74,111	60,241	61,374
Assets per segment			685,696	602,764	908,182
Liabilities per segment			251,677	211,678	322,338
Capital investments			32,311	31,452	200,447
Investment in airport concessions			376,574	362,169	528,488
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		119,950	58,010	113,515
Non-aeronautical revenues		12,133	11,500	18,240
Construction services revenues		74,664	55,366	112,031
Depreciation and amortization		20,472	9,553	8,189
Operating income		24,219	9,171	26,375
Assets per segment			724,866	676,207	889,245
Liabilities per segment			445,447	400,642	490,399
Capital investments			55,366	113,242	86,752
Investment in airport concessions			596,461	549,139	652,159
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		171,005	110,299	255,393
Depreciation and amortization		42,054	40,301	39,546
Operating income		35,708	(8,609)	77,325
Assets per segment			498,674	518,590	517,121
Liabilities per segment			201,062	201,012	205,908
Capital investments			187	9,190	105
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		52,483	32,614	103,474
Depreciation and amortization		9,634	11,430	11,382
Operating income		5,789	(6,918)	32,345
Assets per segment			297,470	301,362	309,245
Liabilities per segment			31,397	34,001	32,992
Capital investments			3,628	82
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		68,294	56,454	41,981
Depreciation and amortization		28,186	23,621	19,548
Operating income		31,222	24,082	15,622
Assets per segment			494,223	390,478	486,130
Liabilities per segment			277,183	185,094	262,011
Capital investments			107,952	46,160	16,127
Operating segments | Other Segment
Operating segment data
Non-aeronautical revenues		4,118,094	2,671,873	5,651,607
Depreciation and amortization		30,155	36,688	50,368
Operating income		4,293,516	1,621,773	4,891,268
Assets per segment			18,275,746	17,432,325	23,092,832
Liabilities per segment			6,327,815	6,554,142	10,190,295
Capital investments			10,945	3,194	10,080
Eliminations
Operating segment data
Aeronautical revenues		(48,787)	(23,803)	(16,903)
Non-aeronautical revenues		(3,676,739)	(2,494,432)	(5,400,515)
Construction services revenues		(14,922)	(26,469)	(46,522)
Depreciation and amortization			(8,581)
Operating income		$ (1,315,188)	(763,696)	(1,181,880)
Assets per segment			(17,071,919)	(15,717,510)	(22,246,505)
Liabilities per segment			(3,722,356)	(3,126,865)	(4,888,594)
Capital investments			(28,634)	(46,522)	(14,923)
Investment in airport concessions			$ (127,007)	$ (102,403)	$ (141,928)